Derivative Financial Instruments - Additional Information (Detail) - Fair value hedges [member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	$ 4,447.2	$ 89.5
Financial instruments designated as hedging instruments, at fair value	$ 4,447.9	$ 90.9